Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Property and equipment, gross	$ 164,938	$ 164,938
Less: Accumulated depreciation	(164,938)	(164,938)
Property and equipment, net	$ 0	0
Computers, peripheral, and scientific equipment
Summary of Significant Accounting Policies
Property, pant and equipment, useful life	3 years
Property and equipment, gross	$ 85,489	85,489
Office furniture and equipment
Summary of Significant Accounting Policies
Property, pant and equipment, useful life	3 years
Property and equipment, gross	$ 79,449	$ 79,449